Related Parties	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Parties
19.	RELATED PARTIES
Revenue, accounts receivable, and contract liabilities for stockholders of the Company who were also related parties were as follows (in thousands)—these stockholders no longer qualified as related parties in 2021:

	Year ended December 31,
	2021	2020
Prototype sales:
Stockholder A	$—	$60
Development contracts:
Stockholder B	$—	$100
Stockholder C	$—	$1,050

	Year ended December 31,
	2021	2020
Accounts receivable:
Stockholder A	$—	$22

	Year ended December 31,
	2021	2020
Contract liabilities (current):
Stockholder B	$—	$65
Stockholder D	$—	$500

Since November 2016, the Company has employed a sibling of Mr. Dussan, the Company’s Chief Technology Officer, who held the position of Sr. Manager of Human Resources at December 31, 2021 and 2020. For the year ended December 31, 2021 and 2020, Mr. Dussan’s sibling received total cash compensation of $136 and $115, respectively. For the year ended December 31, 2021, Mr. Dussan’s sibling was granted 1,860 RSUs. In 2020 he was granted options to purchase 37,208 shares of common stock with an exercise price of $0.63 per share. In addition, he participates in all other benefits that the Company generally offers to all of its employees.